SCHEDULE III - Supplementary Insurance Information	12 Months Ended
Dec. 31, 2015
Text Block [Abstract]
SCHEDULE III - Supplementary Insurance Information
SCHEDULE III — SUPPLEMENTARY INSURANCE INFORMATION
THE PROGRESSIVE CORPORATION AND SUBSIDIARIES
(millions)

Segment	Deferred policy acquisition costs[1]	Future policy benefits, losses, claims, and loss expenses[1]	Unearned premiums[1]	Other policy claims and benefits payable[1]	Premium revenue	Net investment income[1,2]	Benefits, claims, losses, and settlement expenses	Amortization of deferred policy acquisition costs	Other operating expenses	Net premiums written
Year ended December 31, 2015:
Personal Lines					$17,294.5		$12,748.7	$1,331.3	$2,379.9	$17,703.6
Commercial Lines					1,995.9		1,244.5	219.4	232.6	2,171.2
Property					609.1		349.0	101.1	98.8	689.6
Other indemnity					(0.4)		(0.2)	0	0.8	(0.4)
Total	$564.1	$10,039.0	$6,621.8	$0	$19,899.1	$431.8	$14,342.0	$1,651.8	$2,712.1	$20,564.0
Year ended December 31, 2014:
Personal Lines					$16,561.0		$12,161.2	$1,322.9	$2,262.6	$16,759.2
Commercial Lines					1,837.5		1,133.4	201.1	204.2	1,895.4
Property					0		0	0	0	0
Other indemnity					0		11.6	0	0.3	0
Total	$457.2	$8,857.4	$5,440.1	$0	$18,398.5	$389.5	$13,306.2	$1,524.0	$2,467.1	$18,654.6
Year ended December 31, 2013:
Personal Lines					$15,341.6		$11,194.6	$1,257.5	$2,149.2	$15,569.2
Commercial Lines					1,761.6		1,267.3	194.3	201.2	1,770.5
Property					0		0	0	0	0
Other indemnity					0.2		10.5	0	0.5	0
Total	$447.6	$8,479.7	$5,174.5	$0	$17,103.4	$403.2	$12,472.4	$1,451.8	$2,350.9	$17,339.7

[1] Progressive does not allocate assets, liabilities, or investment income to operating segments.
[2] Excludes total net realized gains (losses) on securities.